Segmental reporting - Analysis of results by business (Details) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure of operating segments [line items]
Net interest income	£ 7,022	£ 6,128
Non-interest income/(expense)	7,874	7,149
Total income	14,896	13,277
Operating costs	(8,407)	(7,997)
UK regulatory levies	(96)	(120)
Litigation and conduct	(87)	(64)
Operating expenses	(8,590)	(8,181)
Other net income	9	16
Profit before impairment	6,315	5,112
Credit impairment (charges)/ releases	(1,112)	(897)	£ (1,982)
Profit before tax	5,203	4,215
Total assets	1,598,700		1,518,202
Total liabilities	1,522,345		1,445,721
Operating segments | Barclays UK
Disclosure of operating segments [line items]
Net interest income	3,677	3,146
Non-interest income/(expense)	516	567
Total income	4,193	3,713
Operating costs	(2,283)	(2,048)
UK regulatory levies	(43)	(54)
Litigation and conduct	(29)	(6)
Operating expenses	(2,355)	(2,108)
Other net income	0	0
Profit before impairment	1,838	1,605
Credit impairment (charges)/ releases	(237)	(66)
Profit before tax	1,601	1,539
Total assets	299,700		299,800
Total liabilities	282,800		284,100
Operating segments | Barclays UK Corporate Bank
Disclosure of operating segments [line items]
Net interest income	701	573
Non-interest income/(expense)	302	304
Total income	1,003	877
Operating costs	(474)	(456)
UK regulatory levies	(24)	(30)
Litigation and conduct	(39)	0
Operating expenses	(537)	(486)
Other net income	0	0
Profit before impairment	466	391
Credit impairment (charges)/ releases	(31)	(23)
Profit before tax	435	368
Total assets	68,200		61,200
Total liabilities	101,900		94,400
Operating segments | Barclays Private Bank and Wealth Management
Disclosure of operating segments [line items]
Net interest income	407	362
Non-interest income/(expense)	290	270
Total income	697	632
Operating costs	(472)	(434)
UK regulatory levies	(2)	(3)
Litigation and conduct	0	1
Operating expenses	(474)	(436)
Other net income	0	0
Profit before impairment	223	196
Credit impairment (charges)/ releases	11	3
Profit before tax	234	199
Total assets	41,800		34,100
Total liabilities	76,300		75,000
Operating segments | Barclays Investment Bank
Disclosure of operating segments [line items]
Net interest income	631	465
Non-interest income/(expense)	6,549	5,882
Total income	7,180	6,347
Operating costs	(3,993)	(3,858)
UK regulatory levies	(27)	(33)
Litigation and conduct	(11)	(11)
Operating expenses	(4,031)	(3,902)
Other net income	0	0
Profit before impairment	3,149	2,445
Credit impairment (charges)/ releases	(139)	(34)
Profit before tax	3,010	2,411
Total assets	1,133,100		1,053,900
Total liabilities	1,026,600		952,100
Operating segments | Barclays US Consumer Bank
Disclosure of operating segments [line items]
Net interest income	1,318	1,334
Non-interest income/(expense)	369	344
Total income	1,687	1,678
Operating costs	(803)	(796)
UK regulatory levies	0	0
Litigation and conduct	(3)	(4)
Operating expenses	(806)	(800)
Other net income	0	0
Profit before impairment	881	878
Credit impairment (charges)/ releases	(711)	(719)
Profit before tax	170	159
Total assets	31,400		35,400
Total liabilities	23,600		24,500
Head Office
Disclosure of operating segments [line items]
Net interest income	288	248
Non-interest income/(expense)	(152)	(218)
Total income	136	30
Operating costs	(382)	(406)
UK regulatory levies	0	0
Litigation and conduct	(5)	(43)
Operating expenses	(387)	(449)
Other net income	9	16
Profit before impairment	(242)	(403)
Credit impairment (charges)/ releases	(5)	(58)
Profit before tax	(247)	(461)
Total assets	24,500		33,800
Total liabilities	11,100		£ 15,600
Of which inter-segmental income/(expense)
Disclosure of operating segments [line items]
Total income	(3)	(289)
Of which inter-segmental income/(expense) | Barclays UK
Disclosure of operating segments [line items]
Total income	1	(23)
Of which inter-segmental income/(expense) | Barclays UK Corporate Bank
Disclosure of operating segments [line items]
Total income	985	1,221
Of which inter-segmental income/(expense) | Barclays Private Bank and Wealth Management
Disclosure of operating segments [line items]
Total income	915	1,045
Of which inter-segmental income/(expense) | Barclays Investment Bank
Disclosure of operating segments [line items]
Total income	(1,895)	(1,951)
Of which inter-segmental income/(expense) | Barclays US Consumer Bank
Disclosure of operating segments [line items]
Total income	£ (3)	£ (3)